BANK BORROWINGS - Movement of asset backed securities and bonds (Details) ₺ in Thousands	12 Months Ended
Dec. 31, 2024 TRY (₺)
BANK BORROWINGS
Addition	₺ 1,090,433
Interest accrual	53,629
Payments	(638,268)
Monetary gain	(65,140)
Asset-backed secured borrowings, beginning of the period	440,654
Issued securities	459,129
Interest accrual	46,561
Monetary gain	(65,125)
Debt securities, end of the period	₺ 440,565